Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue (notes 5 and 6)	$ 8,374	$ 8,558
Costs and expenses
Cost of sales (notes 5 and 7)	5,300	5,405
General and administrative expenses (note 11)	248	256
Exploration, evaluation and project expenses (notes 5 and 8)	354	237
Impairment reversals (note 10)	(212)	(250)
Loss on currency translation (note 9b)	72	199
Closed mine rehabilitation (note 27b)	55	130
Income from equity investees (note 16)	(76)	(20)
Gain on non-hedge derivatives (note 25e)	(6)	(12)
Other expense (income) (note 9a)	(799)	60
Income before finance items and income taxes	3,438	2,553
Finance costs, net (note 14)	(691)	(775)
Income before income taxes	2,747	1,778
Income tax expense (note 12)	(1,231)	(917)
Net income	1,516	861
Attributable to:
Equity holders of Barrick Gold Corporation	1,438	655
Non-controlling interests (note 32)	$ 78	$ 206
Earnings per share data attributable to the equity holders of Barrick Gold Corporation (note 13)
Net income, Basic (in USD per share)	$ 1.23	$ 0.56
Net income, Diluted (in USD per share)	$ 1.23	$ 0.56